Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

November 30, 2020

EXF-QTLY-0121
1.810713.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.1%
Entertainment - 2.4%
Activision Blizzard, Inc.	130,000	$10,332
Electronic Arts, Inc.	74,500	9,517
Take-Two Interactive Software, Inc. (a)	52,000	9,387
		29,236
Interactive Media & Services - 10.7%
Alphabet, Inc. Class A (a)	49,400	86,667
Facebook, Inc. Class A (a)	155,000	42,930
		129,597

TOTAL COMMUNICATION SERVICES		158,833

CONSUMER DISCRETIONARY - 13.4%
Household Durables - 0.9%
Lennar Corp. Class A	140,000	10,620
Internet & Direct Marketing Retail - 6.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	18,700	4,925
Amazon.com, Inc. (a)	20,390	64,596
eBay, Inc.	144,000	7,262
Etsy, Inc. (a)	3,400	546
JD.com, Inc. sponsored ADR (a)	14,700	1,255
		78,584
Multiline Retail - 1.3%
Dollar General Corp.	71,000	15,519
Specialty Retail - 4.2%
AutoZone, Inc. (a)	3,100	3,527
Best Buy Co., Inc.	76,500	8,323
Lowe's Companies, Inc.	71,300	11,110
The Home Depot, Inc.	90,600	25,133
TJX Companies, Inc.	9,000	572
Tractor Supply Co.	17,500	2,464
		51,129
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	48,700	6,560

TOTAL CONSUMER DISCRETIONARY		162,412

CONSUMER STAPLES - 8.6%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	800	745
Keurig Dr. Pepper, Inc.	9,000	274
PepsiCo, Inc.	97,000	13,990
		15,009
Food & Staples Retailing - 3.8%
Costco Wholesale Corp.	53,800	21,077
Kroger Co.	149,900	4,947
Walmart, Inc.	134,000	20,474
		46,498
Food Products - 0.4%
The Hershey Co.	29,000	4,289
Household Products - 2.2%
Clorox Co.	14,100	2,862
Procter & Gamble Co.	160,000	22,219
Reynolds Consumer Products, Inc.	46,357	1,406
		26,487
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	49,700	12,192

TOTAL CONSUMER STAPLES		104,475

FINANCIALS - 7.0%
Banks - 1.6%
JPMorgan Chase & Co.	159,000	18,743
SVB Financial Group (a)	2,403	829
		19,572
Capital Markets - 4.6%
BlackRock, Inc. Class A	5,000	3,492
MarketAxess Holdings, Inc.	6,100	3,289
Moody's Corp.	30,400	8,583
Morgan Stanley	32,300	1,997
MSCI, Inc.	45,300	18,547
Nordnet AB	38,300	459
S&P Global, Inc.	54,400	19,137
		55,504
Insurance - 0.8%
Progressive Corp.	107,800	9,390

TOTAL FINANCIALS		84,466

HEALTH CARE - 13.6%
Biotechnology - 1.9%
AbbVie, Inc.	80,300	8,398
Regeneron Pharmaceuticals, Inc. (a)	18,400	9,495
Vertex Pharmaceuticals, Inc. (a)	21,000	4,783
		22,676
Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	90,900	9,837
Danaher Corp.	89,500	20,104
DexCom, Inc. (a)	7,800	2,494
Edwards Lifesciences Corp. (a)	79,100	6,636
Hologic, Inc. (a)	47,800	3,304
Intuitive Surgical, Inc. (a)	9,300	6,752
Masimo Corp. (a)	7,817	1,989
Quidel Corp. (a)	6,000	1,170
ResMed, Inc.	34,715	7,276
West Pharmaceutical Services, Inc.	8,500	2,339
		61,901
Health Care Providers & Services - 3.5%
Cigna Corp.	36,000	7,529
Humana, Inc.	9,600	3,845
Laboratory Corp. of America Holdings (a)	20,000	3,997
UnitedHealth Group, Inc.	78,500	26,403
		41,774
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	1,800	969
Charles River Laboratories International, Inc. (a)	4,100	962
PerkinElmer, Inc.	14,303	1,902
Sartorius Stedim Biotech	2,646	954
Thermo Fisher Scientific, Inc.	35,100	16,321
		21,108
Pharmaceuticals - 1.4%
Horizon Therapeutics PLC (a)	12,000	845
Roche Holding AG (participation certificate)	19,500	6,405
Royalty Pharma PLC	21,800	929
Zoetis, Inc. Class A	56,500	9,061
		17,240

TOTAL HEALTH CARE		164,699

INDUSTRIALS - 5.0%
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	11,600	1,090
United Parcel Service, Inc. Class B	42,000	7,185
		8,275
Airlines - 0.2%
Southwest Airlines Co.	49,600	2,298
Building Products - 1.7%
Carrier Global Corp.	155,000	5,901
Fortune Brands Home & Security, Inc.	72,100	6,020
Trane Technologies PLC	62,300	9,111
		21,032
Electrical Equipment - 0.4%
AMETEK, Inc.	12,700	1,505
Rockwell Automation, Inc.	14,000	3,578
		5,083
Industrial Conglomerates - 0.7%
Roper Technologies, Inc.	20,300	8,668
Machinery - 0.8%
Cummins, Inc.	14,000	3,236
Otis Worldwide Corp.	87,300	5,844
PACCAR, Inc.	7,000	609
		9,689
Professional Services - 0.2%
Verisk Analytics, Inc.	11,400	2,261
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc.	17,100	3,477

TOTAL INDUSTRIALS		60,783

INFORMATION TECHNOLOGY - 34.0%
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	109,000	14,258
Keysight Technologies, Inc. (a)	14,000	1,681
		15,939
IT Services - 6.3%
Accenture PLC Class A	45,000	11,209
Booz Allen Hamilton Holding Corp. Class A	50,000	4,340
EPAM Systems, Inc. (a)	10,500	3,384
MasterCard, Inc. Class A	70,800	23,825
PayPal Holdings, Inc. (a)	35,900	7,687
Snowflake Computing, Inc.	3,600	1,173
Visa, Inc. Class A	118,700	24,969
		76,587
Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	20,000	8,755
Intel Corp.	39,000	1,886
KLA-Tencor Corp.	34,600	8,718
Lam Research Corp.	31,900	14,440
NVIDIA Corp.	17,500	9,381
Skyworks Solutions, Inc.	15,000	2,118
Texas Instruments, Inc.	16,000	2,580
		47,878
Software - 12.7%
Adobe, Inc. (a)	44,400	21,244
ANSYS, Inc. (a)	9,500	3,212
Cadence Design Systems, Inc. (a)	30,000	3,489
Duck Creek Technologies, Inc. (a)	1,400	56
Fortinet, Inc. (a)	58,400	7,197
Microsoft Corp.	543,000	116,240
Synopsys, Inc. (a)	9,100	2,070
		153,508
Technology Hardware, Storage & Peripherals - 9.8%
Apple, Inc.	998,000	118,813

TOTAL INFORMATION TECHNOLOGY		412,725

MATERIALS - 1.0%
Chemicals - 0.9%
Sherwin-Williams Co.	14,000	10,467
Metals & Mining - 0.1%
Newmont Corp.	32,100	1,888

TOTAL MATERIALS		12,355

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	58,500	13,525
Prologis (REIT), Inc.	11,000	1,101
SBA Communications Corp. Class A	24,400	7,007
		21,633
UTILITIES - 1.6%
Electric Utilities - 1.6%
NextEra Energy, Inc.	257,200	18,927
TOTAL COMMON STOCKS
(Cost $1,058,316)		1,201,308

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.09% (b)
(Cost $12,638)	12,635,714	12,638
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,070,954)		1,213,946
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,397)
NET ASSETS - 100%		$1,212,549

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5
Fidelity Securities Lending Cash Central Fund(a)	0
Total	$5

 (a) Values shown as $0 may reflect amounts less than $500.

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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